CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 35,171	$ 54,375	$ 46,459
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	5,401	5,071	3,618
Amortization of intangible assets	2,625	2,613	2,561
Amortization of right-of-use assets	2,372
Share-based compensation	5,092	4,326	2,779
Change in deferred tax assets, net	(681)	(1,916)	(31)
Increase (decrease) in accrued severance pay, net	50	(227)	94
Decrease (increase) in trade accounts receivables, net	1,928	(12,539)	1,677
Increase in inventories	(7,518)	(8,123)	(6,858)
Increase in other current and long-term assets	(6,161)	(3,648)	(2,245)
Increase (decrease) in trade accounts payables	1,691	3,261	(747)
Increase (decrease) in other current and long-term liabilities	2,960	(734)	8,242
Increase (decrease) in short term deferred revenues	(1,728)	(6,350)	6,262
Net cash provided by operating activities	41,202	36,109	61,811
Cash flows from investment activities:
Increase in short-term and long term interest-bearing bank deposits	(4,395)	(32,811)	(50,844)
Purchase of property and equipment	(21,269)	(3,678)	(6,295)
Net cash used in investing activities	(25,664)	(36,489)	(57,139)
Cash flows from financing activities:
Purchases of treasury shares	(7,159)	(4,801)
Shares issued upon exercise of options	492	361	2,619
Net cash provided by (used in) financing activities	(6,667)	(4,440)	2,619
Increase (decrease) in cash and cash equivalents	8,871	(4,820)	7,291
Cash and cash equivalents - beginning of year	22,877	27,697	20,406
Cash and cash equivalents - end of year	31,748	22,877	27,697
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 8,342	$ 13,048	$ 8,158